Disposal of subsidiary - Summary of Assets and Liabilities of subsidiary at the Date of Disposal (Detail) - INR (₨) ₨ in Millions		12 Months Ended
	Feb. 15, 2021	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019	Mar. 31, 2018
Assets
Property, plant and equipment		₨ 342,036	₨ 340,645
Right of use assets		4,264	4,655		₨ 4,447
Trade receivables		35,980	25,914	₨ 19,176
Bank balances other than cash and cash equivalents		26,506	31,203
Cash and cash equivalents		20,679	13,089		₨ 10,115	₨ 13,914
Other non-current assets		7,715	5,662
Prepayments (non-current)		679	1,205
Other current financial assets		3,697	2,718
Other current assets		2,464	1,808
Total assets		492,054	479,556
Liabilities
Others non-current financial liabilities		132
Long term provisions		13,686	11,950
Others current financial liabilities		42,622	34,296
Other current liabilities		2,266	2,054
Total liabilities		427,309	₨ 400,708
Adyah Solar Energy Private Limited
Liabilities
Net assets sold		5,957
Total consideration	₨ 5,549	5,549
Total impairment loss on assets of disposal group held for sale (presented under other expenses in statement of profit or loss)	408
Cash and cash equivalents	3,613	3,613
Deferred consideration receivable	1,936
Cash acquired on acquisition of control in jointly controlled entities	5,549	₨ 5,549
Assets at the Date of Disposal [Member] | Adyah Solar Energy Private Limited | Disposal groups classified as held for sale [member]
Assets
Property, plant and equipment	14,383
Right of use assets	1,571
Trade receivables	621
Bank balances other than cash and cash equivalents	392
Cash and cash equivalents	16
Other non-current assets	10
Prepayments (non-current)	37
Other current financial assets	2
Other current assets	25
Total assets	17,057
Liabilities at the Date of Disposal [Member] | Adyah Solar Energy Private Limited | Disposal groups classified as held for sale [member]
Liabilities
Interest-bearing loans and borrowings	10,336
Others non-current financial liabilities	596
Long term provisions	100
Others current financial liabilities	48
Other current liabilities	20
Total liabilities	11,100
Net assets sold	₨ 5,957